Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Depreciable Assets	The Group’s subsidiaries depreciate their property, plant and equipment, from the time they can be placed in service, amortizing the cost of the assets, net of their residual values on a straight-line basis over the assets’ estimated useful lives, which are calculated in accordance with technical studies that are revised periodically in light of technological advances and the rate of dismantling, as follows:

Years of estimated useful life
Buildings	25 – 40
Plant and machinery	10 – 15
Telephone installations, networks and subscriber equipment	5 – 20
Furniture, tools and other items	2 – 10
The composition and movements in 2021 and 2020 of the items comprising net "Property, plant and equipment" were as follows:

2021
Millions of euros	Balance at 12/31/2020	Additions (1)	Depreciation	Disposals	Impair-ments	Transfers and others	Translation differences and hyperinflation adjustments	Inclusion of companies	Business Sale	Balance at 12/31/2021
Land and buildings	2,829	22	(241)	(37)	(2)	141	31	2	(85)	2,660
Plant and machinery	18,676	1,249	(3,893)	(11)	—	1,780	236	12	(297)	17,752
Furniture, tools and other items	623	90	(226)	—	—	56	8	1	—	552
PP&E in progress	1,641	2,519	—	(18)	(3)	(2,393)	16	—	(1)	1,761
Total PP&E	23,769	3,880	(4,360)	(66)	(5)	(416)	291	15	(383)	22,725
(1) Total additions of property, plant and equipment in 2021 amounted to 4,286 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period (see Note 2).

2020
Millions of euros	Balance at 12/31/2019	Additions (1)	Depreciation	Disposals	Impairments	Transfers and others	Translation differences and hyperinflation adjustments	Balance at 12/31/2020
Land and buildings	3,603	33	(325)	(6)	1	(248)	(229)	2,829
Plant and machinery	25,006	981	(4,387)	(85)	(271)	(59)	(2,509)	18,676
Furniture, tools and other items	1,248	93	(310)	(3)	(2)	(287)	(116)	623
PP&E in progress	2,371	2,984	—	(5)	(3)	(3,445)	(261)	1,641
Total PP&E	32,228	4,091	(5,022)	(99)	(275)	(4,039)	(3,115)	23,769
(1) Total additions of property, plant and equipment in 2020 amounted to 4,595 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 2).
The gross cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2021 and 2020 were as follows:

Balance at December 31, 2021
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	8,624	(5,905)	(59)	2,660
Plant and machinery	86,779	(68,713)	(314)	17,752
Furniture, tools and other items	4,697	(4,133)	(12)	552
PP&E in progress	1,774	—	(13)	1,761
Total PP&E	101,874	(78,751)	(398)	22,725

Balance at December 31, 2020
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	8,735	(5,861)	(45)	2,829
Plant and machinery	85,230	(66,289)	(265)	18,676
Furniture, tools and other items	4,573	(3,938)	(12)	623
PP&E in progress	1,654	—	(13)	1,641
Total PP&E	100,192	(76,088)	(335)	23,769

Schedule of IFRS and Amendments to Existing Standards Published but not Mandatory	At the date of preparation of the consolidated financial statements, the following IFRS and amendments to existing standards had been published, but their application is not mandatory:

Standards and amendments		Mandatory application: annual periods beginning on or after
Amendments to IAS 37	Cost of Fulfilling a Contract	January 1, 2022
Amendments to IFRS 3	Reference to the Conceptual Framework	January 1, 2022
Annual Improvements 2018-2020 Cycle		January 1, 2022
Amendments to IAS 16	Proceeds before Intended Use	January 1, 2022
Amendments to IAS 1	Classification of Liabilities as Current or Non-current	January 1, 2022
IFRS 17	Insurance Contracts	January 1, 2023
Amendments to IAS 1	Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8	Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities Arising from a Single Transaction	January 1, 2023